Investments Investments (Unconsolidated Variable Interest Entities - Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Variable Interest Entity, Financial or Other Support, Amount	$ 0	$ 0	$ 0